Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406

March 22, 2012

John Grzeskiewicz, Esq.
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	American Funds Portfolio Series (the “Trust”)
File Numbers: 333-178936, 811-22656

Dear Mr. Grzeskiewicz:

We hereby file Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 under the 1933 Act. This filing has been updated to include, among other things, fee and expense information, the full list of officers and trustees, as well as the Report of Independent Registered Public Accounting Firm.

Per our conversation, we confirm that the waiver and reimbursement arrangements described in the registration statement will be in effect for at least one year, may not be changed without the consent of the trustees of the Trust and that there will be no recoupment of fees waived or expenses reimbursed.

Pursuant to Rule 461 and on behalf of the Trust and the Trust’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of this Registration Statement be accelerated to March 26, 2012.

If you have any questions please do not hesitate to contact me at 213-452-2060.

Sincerely,

/s/ Walter R. Burkley

Walter R. Burkley